Seward & Kissel LLP
                  1200 G Street, N.W., Suite 350
                      Washington, D.C. 20005


                                                July 19, 2002


VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


            Re: AllianceBernstein Blended Style Series Fund, Inc.
                     (File Nos. 333-87002 and 811-21081)


Dear Ladies and Gentlemen:

     On behalf of AllianceBernstein Blended Style Series Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from the Statement of Additional Information included in the most recent pre-effective amendment to the Fund's registration statement. That pre-effective amendment was filed electronically with the Securities and Exchange Commission on July 12, 2002.


                                          Sincerely,

                                          /s/ Nora L. Sheehan
                                          -------------------------
                                              Nora L. Sheehan






00250.0437 #338098